Commitments - Summary of Contractual Obligations (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 158						$ 3,105
Rental expense	$ 115	$ 2,252	$ 121	$ 2,507	$ 114	$ 1,967
Period for which lease payments made	Next 10 years	Next 10 years
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 79						1,552
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 48						$ 943